Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 36,355	$ 29,128
Accrued revenues	3,486	3,288	$ 3,241
Tax credits receivable	1,890	3,054
Interest receivable	0	1,662
Other receivables	44	395
Trade and other receivables	$ 41,775	$ 37,527